Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Vessels and equipment	$ 2,325,097	$ 2,654,466
Current
Cash and cash equivalents (notes 8 and 17)	348,785	353,241
Restricted cash – current (notes 10, 15 and 17)	11,144	56,777
Accounts receivable, including non-trade of $7,931 (2019 – $12,793) and related party balances of nil (2019 – $1,677)	150,997	199,957
Accounts receivable, non-trade	7,931	12,793
Accounts Receivable, Related Parties, Current	0	1,677
Accrued revenue	50,952	107,111
Prepaid expenses	63,521	77,165
Current portion of net investments in direct financing and sales-type leases, net (note 2)	14,826	273,986
Vessels Held-for-sale	32,974	65,458
Other current assets (note 15)	16,772	9,173
Total current assets	689,971	1,142,868
Non-current
Restricted cash – non-current	45,961	44,849
Vessels and equipment (note 8)
Vessels and equipment	2,325,097	2,654,466
Accumulated depreciation	1,161,658	1,259,404
Vessels related to finance leases, at cost, less accumulated amortization of $281,786 (2019 - $253,553) (note 10)	2,105,372	2,219,026
Sale Leaseback Transaction, Accumulated Depreciation	281,786	253,553
Operating Lease, Right-of-Use Asset	52,961	159,638
Total vessels and equipment	4,483,430	5,033,130
Net investment in direct financing and sales-type leases, net – non-current (note 2)	513,815	544,823
Investments in and loans, net to equity-accounted investments (note 22)	1,075,653	1,173,728
Intangible Assets, Net (Including Goodwill)	137,082	133,466
Total assets	6,945,912	8,072,864
Current
Accounts payable	124,066	135,496
Accrued liabilities and other (notes 6 and 15)	332,086	295,001
Short-term debt (note 7)	10,000	50,000
Current portion of long-term debt (note 8)	261,366	523,312
Current obligations related to finance leases (note 10)	150,408	95,339
Current portion of operating lease liabilities (notes 1 and 9)	25,108	61,431
Liabilities related to assets held for sale	0	2,980
Total current liabilities	903,034	1,163,559
Long-term debt (note 8)	1,793,741	2,303,840
Long-term obligations related to finance leases (note 10)	1,550,557	1,730,353
Long-term operating lease liabilities (notes 1 and 9)	29,182	87,171
Other long-term liabilities (notes 6 and 15)	198,107	216,348
Total liabilities	4,474,621	5,501,271
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,108,886 shares outstanding and issued (2019 – 100,784,422)) (note 12)	$ 1,057,319	$ 1,052,284
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common Stock, Shares, Outstanding	101,108,886	100,784,422
Common stock, share issued (in shares)	101,108,886	100,784,422
Accumulated deficit	$ (527,028)	$ (546,684)
Non-controlling interest	1,989,883	2,089,730
Accumulated other comprehensive loss (note 1)	(48,883)	(23,737)
Total equity	2,471,291	2,571,593
Total liabilities and equity	$ 6,945,912	$ 8,072,864